Document and Entity Information	Apr. 02, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Cactus Acquisition Corp. 1 Ltd
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001865861
Document Type	8-K
Document Period End Date	Apr. 02, 2024
Entity Incorporation State Country Code	E9
Entity File Number	001-40981
Entity Address, Address Line One	4B Cedar Brook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	495-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And Onehalf Of A Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Trading Symbol	CCTSU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 00001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCTS
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 1150 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CCTSW
Security Exchange Name	NASDAQ